Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Details) - Albemarle Corporation Retirement Savings Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements as of December 31, 2025 and 2024, respectively, to the Form 5500:

	2025	2024
Net assets available for benefits per the financial statements	$816,429,055	$966,164,830
Fair value reporting difference for fully benefit-responsive investment contracts	(1,585,155)	(5,309,069)
Amounts allocated to withdrawing participants	(28,749)	(3,933,378)
Net assets available for benefits per the Form 5500	$814,815,151	$956,922,383

The following is a reconciliation of net decrease in net assets available for benefits per the financial statements for the year ended December 31, 2025 to the Form 5500:

Net decrease in net assets available for benefits per the financial statements	($149,735,775)
Add: Fair value reporting difference for fully benefit-responsive investment contracts	3,723,914
Less: Benefit payment amounts currently payable at December 31, 2025	(28,749)
Add: Benefit payment amounts payable at December 31, 2024	3,933,378
Net decrease in net assets per Form 5500	($142,107,232)

EBP, Net Asset Available for Benefit	$ 816,429,055	$ 966,164,830
EBP, Reconciliation to Form 5500, Net Asset Available for Benefit, Contract Value to Current Value Adjustment	(1,585,155)	(5,309,069)
EBP, Reconciliation to Form 5500, Net Asset Available for Benefit, Allocation to Withdrawing Participant, Not yet Paid	(28,749)	(3,933,378)
EBP, Form 5500 Caption, Net Assets	814,815,151	956,922,383
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	(149,735,775)
EBP, Form 5500 Caption, Net Income (Loss)	(142,107,232)
EBP, Reconciliation to Form 5500, Change in Net Asset Available for Benefit, Increase (Decrease) from Contract Value to Current Value	3,723,914
EBP, Reconciliation to Form 5500, Payment to Participant, Increase from Allocation to Withdrawing Participant, Not yet Paid	$ (28,749)	$ (3,933,378)